BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
BORROWINGS
Schedule of borrowings

	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Bank borrowings (a)	71,022	151,648
Other borrowings	88,139	98,081

	159,161	249,729

Secured	150,585	244,030
Unsecured	8,576	5,699

	159,161	249,729

Variable-rate borrowings	11,162	95,216
Fixed-rate borrowings	147,999	154,513

	159,161	249,729

(a)

During the year ended December 31, 2014 and 2015, one of the subsidiary of the Group entered into a series of 15-year loan agreements with total principle of CAD 23.2 million (USD 16.8 million) with bank. The loan agreements specified a variable interest rate equal to 3-month Canadian Dollar Offered Rate (“CDOR”) plus 2.74% - 3.43%. The agreement also includes a fixed rate option, which allows the Group to swap variable to fixed interest rate of 5.75%, 5.50% or 4.50%.

Schedule of carrying amount repayable

	At December 31,
	2016	2107
	Thousand USD	Thousand USD
Carrying amount repayable:
Within one year	27,280	19,702
More than one year but not exceeding two years	11,942	17,593
More than two years but not exceeding five years	29,752	46,881
More than five years	90,187	165,553

	159,161	249,729
Less: amounts repayable within one year shown under current liabilities	27,280	19,702

Amounts shown under non-current liabilities	131,881	230,027

Schedule of effective interest rates
	At December 31,
	2016	2017
Effective interest rate:
Fixed-rate borrowings	4.13%	3.52%
Variable-rate borrowings	3.63%	4.82%